YieldMax Ultra Option Income Strategy ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 97.1%	Shares	Value
Computers - 4.4%
Super Micro Computer, Inc. (a)(b)	12,900	$9,051,285

Diversified Financial Services - 9.5%
Coinbase Global, Inc. - Class A (a)(b)	42,600	9,557,736
Upstart Holdings, Inc. (a)(b)	353,000	9,859,290
		19,417,026

Electrical Components & Equipment - 4.3%
American Superconductor Corp. (a)(b)	359,400	8,683,104

Electronics - 4.3%
Enovix Corp. (a)(b)	606,500	8,739,665

Energy-Alternate Sources - 5.2%
Sunrun, Inc. (a)(b)	601,700	10,547,801

Insurance - 1.8%
Lemonade, Inc. (a)	200,000	3,606,000

Internet - 20.5%
Hims & Hers Health, Inc. (a)(b)	426,400	9,056,736
Jumia Technologies AG - ADR (a)(b)	400,000	4,832,000
Reddit, Inc. - Class A (a)(b)	153,200	9,322,220
Robinhood Markets, Inc. - Class A (a)(b)	451,600	9,289,412
Wayfair, Inc. - Class A (a)(b)	169,300	9,214,999
		41,715,367

Investment Companies - 12.9%
Cleanspark, Inc. (a)(b)	548,000	8,768,000
Hut 8 Corp. (a)(b)	614,300	8,993,352
Marathon Digital Holdings, Inc. (a)(b)	431,200	8,481,704
		26,243,056

Retail - 4.8%
Carvana Co. (a)(b)	73,200	9,752,436

Semiconductors - 8.9%
ARM Holdings PLC - ADR (a)(b)	61,400	8,852,038
NVIDIA Corp. (b)	80,000	9,361,600
		18,213,638

Software - 14.1%
Atlassian Corp. - Class A (a)(b)	54,000	9,534,780
MicroStrategy, Inc. - Class A (a)(b)	6,100	9,848,084
Palantir Technologies, Inc. - Class A (a)(b)	349,000	9,384,610
		28,767,474

Telecommunications - 6.4%
AST SpaceMobile, Inc. (a)(b)	628,400	12,995,312
TOTAL COMMON STOCKS (Cost $197,103,226)		197,732,164

SHORT-TERM INVESTMENTS - 4.2%
Money Market Funds - 4.2%
First American Government Obligations Fund - Class X, 5.23% (c)	8,500,604	8,500,604
TOTAL SHORT-TERM INVESTMENTS (Cost $8,500,604)		8,500,604

TOTAL INVESTMENTS - 101.3% (Cost $205,603,830)		206,232,768
Liabilities in Excess of Other Assets - (1.3)%		(2,593,181)
TOTAL NET ASSETS - 100.0%		$203,639,587

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Held in connection with written option contracts.
(c)	The rate shown represents the 7-day effective yield as of July 31, 2024.

YieldMax Ultra Option Income Strategy ETF
Schedule of Written Options
July 31, 2024 (Unaudited)

WRITTEN OPTIONS - (2.6)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (2.6)%
American Superconductor Corp.			–
Expiration: 08/16/2024; Exercise Price: $28.00	$(483,200)	(200)	$(19,000)
Expiration: 08/16/2024; Exercise Price: $30.00	(8,199,904)	(3,394)	(212,125)
ARM Holdings PLC, Expiration: 08/02/2024; Exercise Price: $160.00	(8,852,038)	(614)	(177,446)
AST SpaceMobile, Inc., Expiration: 08/02/2024; Exercise Price: $18.00	(12,995,312)	(6,284)	(1,759,520)
Atlassian Corp., Expiration: 08/02/2024; Exercise Price: $195.00	(9,534,780)	(540)	(199,800)
Carvana Co., Expiration: 08/02/2024; Exercise Price: $142.00	(9,752,436)	(732)	(468,480)
Cleanspark, Inc.		0	–
Expiration: 08/09/2024; Exercise Price: $18.00	(8,288,000)	(5,180)	(214,970)
Expiration: 08/09/2024; Exercise Price: $19.00	(480,000)	(300)	(7,500)
Coinbase Global, Inc., Expiration: 08/02/2024; Exercise Price: $257.50	(9,557,736)	(426)	(45,156)
Enovix Corp.		0	–
Expiration: 08/02/2024; Exercise Price: $15.50	(504,350)	(350)	(22,050)
Expiration: 08/02/2024; Exercise Price: $18.50	(8,235,315)	(5,715)	(131,445)
Hims & Hers Health, Inc., Expiration: 08/09/2024; Exercise Price: $23.50	(9,056,736)	(4,264)	(575,640)
Hut 8 Corp.		0	–
Expiration: 08/02/2024; Exercise Price: $16.00	(2,049,600)	(1,400)	(25,200)
Expiration: 08/02/2024; Exercise Price: $17.00	(6,943,752)	(4,743)	(40,315)
Jumia Technologies AG, Expiration: 08/02/2024; Exercise Price: $13.50	(4,832,000)	(4,000)	(90,000)
Marathon Digital Holdings, Inc.			–
Expiration: 08/02/2024; Exercise Price: $22.50	(8,009,624)	(4,072)	(48,864)
Expiration: 08/02/2024; Exercise Price: $23.00	(472,080)	(240)	(2,160)
MicroStrategy, Inc., Expiration: 08/09/2024; Exercise Price: $1,860.00	(9,848,084)	(61)	(113,460)
NVIDIA Corp., Expiration: 08/02/2024; Exercise Price: $119.00	(9,361,600)	(800)	(131,200)
Palantir Technologies, Inc., Expiration: 08/02/2024; Exercise Price: $28.50	(9,384,610)	(3,490)	(15,705)
Reddit, Inc.			–
Expiration: 08/02/2024; Exercise Price: $63.50	(1,825,500)	(300)	(22,350)
Expiration: 08/02/2024; Exercise Price: $67.00	(7,496,720)	(1,232)	(26,488)
Robinhood Markets, Inc., Expiration: 08/09/2024; Exercise Price: $23.00	(9,289,412)	(4,516)	(248,380)
Sunrun, Inc.			–
Expiration: 08/02/2024; Exercise Price: $19.00	(5,288,801)	(3,017)	(40,729)
Expiration: 08/02/2024; Exercise Price: $19.50	(5,259,000)	(3,000)	(24,000)
Super Micro Computer, Inc.			–
Expiration: 08/02/2024; Exercise Price: $760.00	(4,139,735)	(59)	(16,373)
Expiration: 08/09/2024; Exercise Price: $770.00	(4,911,550)	(70)	(156,100)
Upstart Holdings, Inc., Expiration: 08/02/2024; Exercise Price: $29.00	(9,859,290)	(3,530)	(150,025)
Wayfair, Inc., Expiration: 08/02/2024; Exercise Price: $58.00	(9,214,999)	(1,693)	(351,298)
Total Call Options			(5,335,779)
TOTAL WRITTEN OPTIONS (Premiums received $6,030,434)			$(5,335,779)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2024:

YieldMax Ultra Option Income Strategy ETF

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$197,732,164	$–	$–	$197,732,164
Money Market Funds	8,500,604	–	–	8,500,604
Total Assets	$206,232,768	$–	$–	$206,232,768

Liabilities:
Written Options	$–	$(5,335,779)	$–	$(5,335,779)
Total Liabilities	$–	$(5,335,779)	$–	$(5,335,779)

Refer to the Schedule of Investments for further disaggregation of investment categories.